Basic and Diluted Net Income/(Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Basic and Diluted Net Income / (Loss) Per Share [Abstract]
BASIC AND DILUTED NET INCOME/(LOSS) PER SHARE

NOTE 14 — BASIC AND DILUTED NET INCOME/(LOSS) PER SHARE

The Company computes basic net income/(loss) per share by dividing net income/(loss) for the period by the weighted-average number of common shares outstanding during the period. The Company computes diluted net income/(loss) per share by dividing net income/(loss) for the period by the weighted-average number of common shares outstanding during the period, plus the dilutive effect of the stock options, RSU awards and exercisable common stock warrants, as applicable pursuant to the treasury stock method, and the convertible notes, as applicable pursuant to the if-converted method. The following table sets forth the computation of basic and diluted net income/(loss) per share:

	For the Nine Months Ended September 30,
	2025	2024
Basic earnings per share of common stock:
Numerator:
Net Income/(Loss) for the period	$185,935,769	$5,426,409
Preferred stock dividend	(1,297,350)	(125,187)
Net Income/(Loss) for the period – basic	$184,638,419	$5,301,222
Denominator:
Weighted average number of shares of common stock – basic	4,236,733	21,428

Net Income/(Loss) per share of common stock – basic	$43.58	$247.40

Diluted earnings per share of common stock:
Numerator:
Net Income/(Loss) for the period – basic	$184,638,419	$5,301,222
Change in fair value of dilutive convertible notes	—	(17,801,538)
Change in fair value of dilutive warrants	—	(1,794,334)
Net Income/(Loss) for the period – diluted	$184,638,419	$(14,294,650)

Denominator:
Weighted average number of shares of common stock – basic(1)	4,236,733	21,428
Conversion of Convertible Notes into Common Stock	—	190,977
Conversion of Warrants into Common Stock	—	16,586
Weighted average number of shares of common stock – diluted(1)	4,236,733	228,991

Net Income/(Loss) per share of common stock – diluted	$43.58	$(62.42)

(1)      Includes 5,000 prepaid warrants for the nine month period ended September 30, 2025.

Diluted earnings/(loss) per share reflect the potential dilution of securities that could share in the earnings of an entity. For the nine months ended September 30, 2024, the calculation of diluted earnings per share includes the dilutive effect of shares issued for the conversion of the convertible notes and related warrants and subtracts the related gains from changes in their respective fair values from net income/(loss). The following number of shares of common stock from the potential exercise or conversion of outstanding potentially dilutive securities were excluded from the computation of diluted net income/(loss) per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	For the Nine Months Ended September 30,
	2025	2024
ISOs	119	301
RSU Awards	125,000	12,154
Equity-classified Warrants	87,784	16,875
Liability-classified Warrants	—	45,417
Legacy Warrants	176,165	—
Warrants issued with Preferred Stock (Series B)	37,498	—
Convertible Notes	—	147,301
Preferred Stock (Series A)	41,597	53,265
Preferred Stock (Series B)	22,472	—
Total	490,635	275,313

NOTE 16 — BASIC AND DILUTED NET INCOME / (LOSS) PER SHARE

The Company computes basic net income/(loss) per share by dividing net income/(loss) for the period by the weighted-average number of common shares outstanding during the period. The Company computes diluted net income/(loss) per share by dividing net income/(loss) for the period by the weighted-average number of common shares outstanding during the period, plus the dilutive effect of the stock options, RSU awards and exercisable common stock warrants, as applicable pursuant to the treasury stock method, and the convertible notes, as applicable pursuant to the if-converted method. The following table sets forth the computation of basic and diluted net income/(loss) per share:

	For the Years Ended December 31,
	2024	2023
Basic earnings per share of common stock:
Numerator:
Net Income/(Loss) for the period	$710,458	$(36,798,419)
Preferred stock dividend	$(492,366)	$—
Deemed Dividend due to warrant exchange	$(155,279)	$—
Net Income/(Loss) for the period – basic	$62,813	$(36,798,419)
Denominator:
Weighted average number of shares of common stock – basic	64,066	19,077
Net Income/(Loss) per share of common stock – basic	$0.98	$(1,928.94)

Diluted earnings per share of common stock:
Numerator:
Net Income/(Loss) for the period – basic	$62,813	$(36,798,419)
Change in fair value of dilutive convertible notes	(14,028,067)	—
Net Income/(Loss) for the period – diluted	$(13,965,254)	$(36,798,419)
Denominator:
Weighted average number of shares of common stock – basic	64,066	19,077
Conversion of convertible notes into common stock	130,468	—
Common warrants	159,353	—
Weighted average number of shares of common stock – diluted	353,887	19,077
Net Income/(Loss) per share of common stock – diluted	$(39.46)	$(1,928.94)

Diluted earnings/(loss) per share reflect the potential dilution of securities that could share in the earnings of an entity. For the year ended December 31, 2024, the calculation of diluted earnings per share includes the dilutive effect of shares issued for the conversion of the convertible notes and related warrants and subtracts the related gains from changes in their respective fair values from net income. The following number of shares of common stock from the potential exercise or conversion of outstanding potentially dilutive securities were excluded from the computation of diluted net income/(loss) per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	For the Years Ended December 31,
	2024	2023
ISOs	300	308
Equity-classified Warrants	61,896	5,546
Liability-classified Warrants	—	101,006
Legacy Warrants	171,997	—
Representative Warrants	4,218	—
Convertible Notes	—	21,563
Preferred Stock (A series)	70,736	—
RSU Awards	12,279	5,849
Total	321,426	134,572